ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
                          SUPPLEMENT DATED JULY 7, 2006
            TO THE PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION
                                DATED MAY 1, 2006

     THIS SUPPLEMENT UPDATES CERTAIN INFORMATION CONTAINED IN THE PROSPECTUS
           AND STATEMENT OF ADDITIONAL INFORMATION (SAI) AND SHOULD BE ATTACHED TO THE PROSPECTUS AND SAI AND RETAINED FOR FUTURE REFERENCE.


1) Effective July 7, 2006, Allianz Life Advisers, LLC entered into a subadvisory agreement with Columbia Management Advisors, LLC ("Columbia Advisors") pursuant to which Columbia Advisors will replace
    OppenheimerFunds, Inc. as the Subadviser to the Fund. In addition, the following name change, applicable to page 14 of the prospectus and page 2 of the SAI, is effective as of July 7, 2006.

        CURRENT NAME                               PREVIOUS NAME
    AZL Columbia Technology Fund      AZL Oppenheimer Emerging Technologies Fund

2) In the Annual Operating Expenses table for each fund, on pages 5, 8 and 11 of the prospectus, the third sentence of footnote (2) is corrected as follows: "The range of fees for the Permitted Underlying Funds is from 0.65% to 1.58%."



                                                                FOFPRO-001-0506